Contingent Liabilities and Financial Commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	£ 690,000,000	£ 445,000,000
Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	517,000,000	375,000,000
Property, Plant and Equipment
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	173,000,000	70,000,000
Within One Year | Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	111,000,000	75,000,000
Within One Year | Property, Plant and Equipment
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	66,000,000	32,000,000
Between One and Five Years | Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	269,000,000	183,000,000
Between One and Five Years | Property, Plant and Equipment
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	107,000,000	38,000,000
Beyond 5 Years | Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	£ 137,000,000	£ 117,000,000